UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7502

Dreyfus International Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	02/28/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Emerging Markets Fund
February 28, 2007 (Unaudited)

Common Stocks--94.3%	Shares	Value ($)

Argentina--.2%
Petrobras Energia Participaciones, ADR	219,700 a	2,324,426
Brazil--8.5%
Banco Itau Holding Financeira, ADR	142,490	4,874,583
Brasil Telecom Participacoes, ADR	232,450	9,414,225
Braskem, ADR	192,100	2,512,668
Centrais Eletricas Brasileiras	96,633	2,049,720
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	325,920	9,761,304
Cia de Saneamento Basico do Estado de Sao Paulo	19,447	2,598,817
CPFL Energia	179,800	2,394,226
Empresa Brasileira de Aeronautica, ADR	177,820	8,064,137
Grendene	630,300	7,623,614
Petroleo Brasileiro, ADR	404,969	36,609,198
Tele Norte Leste Participacoes, ADR	1,342,390	17,410,798
Unibanco - Uniao de Bancos Brasileiros, GDR	135,910	11,617,587
Votorantim Celulose e Papel, ADR	220,090	3,946,214
		118,877,091
Chile--.5%
United Breweries, ADR	213,300	6,303,015
China--4.9%
Bank of China, Cl. H	9,718,000 a	4,651,784
China Telecom, Cl. H	28,353,800	13,136,840
Huadian Power International, Cl. H	18,805,000	6,594,699
Huaneng Power International, Cl. H	9,311,600	7,996,830
Sinotrans, Cl. H	19,679,500	7,631,813
TPV Technology	14,126,000	8,425,122
Weiqiao Textile, Cl. H	8,005,600	11,270,875
Yanzhou Coal Mining, Cl. H	10,307,100	9,445,405
		69,153,368
Czech Republic--1.1%
Komercni Banka	94,460	15,448,962
Egypt--.1%
Al Ezz Steel Rebars	77,611 a	708,516
Hong Kong--4.4%
Brilliance China Automotive Holdings	12,394,000 a	3,045,676
CNOOC	28,686,100	23,167,113
Denway Motors	30,093,300	11,939,952
Global Bio-Chem Technology Group	20,862,700	5,740,901
Shanghai Industrial Holdings	4,924,500	11,534,115
Texwinca Holdings	8,207,300	5,829,944
		61,257,701
Hungary--.5%
Magyar Telekom Telecommunications	1,494,633	7,316,440
India--6.2%
Andhra Bank	833,463	1,459,064
Bharat Petroleum	1,512,436	10,568,871
GAIL India	455,840	2,925,895
GAIL India, GDR	79,600 b	2,945,200
Hero Honda Motors	1,245	18,933
Hindalco Industries	1,698,370	5,392,874
Hindalco Industries, GDR	1,591,000 b	5,170,750
Hindalco Industries, GDR (Prepaid Shares)	241,990 a,b,c	478,876
Hindustan Petroleum	1,666,483	10,271,077
Jet Airways India	219,082	2,944,116
Mahanagar Telephone Nigam	2,519,240	7,645,142
Mahanagar Telephone Nigam, ADR	185,251	1,107,801
Oil & Natural Gas	707,444	12,552,334

Reliance Energy	204,570	2,207,863
Reliance Industries	126,368	3,813,720
State Bank of India	248,500	5,823,884
State Bank of India, GDR	163,800 b	9,582,300
Tata Steel	218,420	2,182,218
		87,090,918
Indonesia--.8%
Gudang Garam	6,169,400	7,330,448
Indosat	6,778,600	4,379,756
		11,710,204
Israel--2.6%
Bank Hapoalim	2,102,963	9,726,703
Check Point Software Technologies	221,306 a	4,997,090
Teva Pharmaceutical Industries, ADR	618,790	22,004,172
		36,727,965
Malaysia--4.2%
AMMB Holdings	5,816,600	5,545,945
Gamuda	2,343,700	4,482,669
Malayan Banking	5,080,900	18,130,531
MK Land Holdings	1,522,800	269,522
PLUS Expressways	1,416,400	1,188,757
Proton Holdings	745,500	1,532,287
Resorts World	2,404,400	10,295,746
Sime Darby	7,658,600	17,053,120
		58,498,577
Mexico--4.9%
Cemex (Units)	2,958,844 a	10,074,475
Coca-Cola Femsa, ADR	353,560	12,197,820
Controladora Comercial Mexicana (Units)	4,605,700	11,752,075
Embotelladoras Arca	888,700	3,182,653
Gruma, Cl. B	733,300	2,314,274
Grupo Aeroportuario del Sureste, ADR	49,480	2,205,324
Grupo Continental	4,396,550	9,053,446
Kimberly-Clark de Mexico, Cl. A	1,086,900	4,556,119
Telefonos de Mexico, ADR, Ser. L	432,410	12,557,186
		67,893,372
Philippines--.9%
ABS-CBN Broadcasting	4,130,600 a	1,966,953
Bank of the Philippine Islands	4,875,181	6,257,996
Manila Electric, Cl. B	2,280,164	3,375,398
SM Prime Holdings	6,318,900	1,439,087
		13,039,434
Poland--.7%
Telekomunikacja Polska	1,317,332	10,044,082
Russia--4.8%
Cherepovets	64,290 b	877,558
Gazprom, ADR	666,715	27,148,635
LUKOIL, ADR	386,475	30,647,468
MMC Norilsk Nickel, ADR	15,180	2,694,450
Novolipetsk Steel, GDR	76,920 b	1,999,920
Surgutneftegaz, ADR	59,500	3,522,400
		66,890,431
South Africa--7.1%
Alexander Forbes	3,103,718 a	7,056,830
Aspen Pharmacare	2,077,690 a	10,114,201
Bidvest Group	355,328 a	6,924,844
Ellerine Holdings	133,406 a	1,476,962
Nampak	4,140,421 a	12,933,451
Nedbank Group	1,177,841	21,936,983
Sanlam	5,510,451	14,433,040
Sappi	704,129	9,975,566
Sasol	269,110	8,666,569

Steinhoff International Holdings	1,578,677	5,684,110
Telkom SA	32,830	739,639
		99,942,195
South Korea--20.2%
Daelim Industrial	99,043	8,466,113
Hanwha Chemical	667,200	9,493,475
Hyundai Department Store	113,295	10,165,572
Hyundai Mobis	184,388	15,271,849
Hyundai Motor	222,100	16,272,790
INI Steel	101,180	3,566,951
Kookmin Bank	255,657	23,020,667
Kookmin Bank, ADR	67,872	6,063,684
Korea Electric Power	368,995	15,516,010
Korea Exchange Bank	433,210	6,233,072
KT	18,780	839,541
KT, ADR	575,270	12,932,070
Kumho Tire	816,030	10,484,697
Kumho Tire, GDR	260,000 a,b	1,670,295
LG Chem	172,040	7,946,631
LG Electronics	296,333	18,785,325
LG.Philips LCD	251,530 a	8,266,370
LG.Philips LCD, ADR	33,500 a	541,360
Lotte Shopping	39,242	14,188,374
POSCO	25,048	9,388,844
POSCO, ADR	57,820	5,359,914
S-Oil	61,366	4,430,993
Samsung Electronics	57,500	34,619,060
Samsung SDI	60,539	4,056,290
Samsung Securities	143,900	8,022,033
Shinhan Financial Group	204,430	11,526,661
SK Telecom	6,999	1,460,370
SK Telecom, ADR	610,150	13,911,420
		282,500,431
Taiwan--15.7%
BenQ	20,209,450 a	9,664,685
China Motor	8,274,614	7,885,319
Chinatrust Financial Holding	15,894,456	12,636,611
Chunghwa Telecom, ADR	905,000	17,457,450
Compal Electronics	12,666,484	11,043,375
Compal Electronics, GDR	2,319,957 b	9,975,816
Far Eastern Textile	2,241,240	1,880,416
First Financial Holding	21,748,446	15,811,351
Fubon Financial Holding	7,776,000	7,162,557
Mega Financial Holding	3,781,000	2,513,035
Nan Ya Printed Circuit Board	832,000	5,401,214
Nien Hsing Textile	5,891,000	3,539,803
Nien Made Enterprises	3,172,380	2,923,880
Optimax Technology	5,678,181 a	3,192,502
Powerchip Semiconductor	10,434,000	6,689,394
Quanta Computer	11,654,877	19,526,390
Radiant Opto-Electronics	1,968,500	3,111,207
SinoPac Financial Holdings	33,360,103	16,697,079
Sunplus Technology	3,428,680	3,976,994
Taiwan Cement	3,230,885	2,682,098
Taiwan Mobile	4,561,429	4,389,969
Taiwan Semiconductor Manufacturing	1,567,000	3,102,902
United Microelectronics	45,600,433	27,179,169
United Microelectronics, ADR	3,392,432	11,195,026
Yageo	22,613,200 a	9,687,932
		219,326,174
Thailand--3.8%
Bangkok Bank	1,937,000	6,432,946

C.P. Seven Eleven	9,934,500	1,664,266
Charoen Pokphand Foods	40,341,000	5,501,315
Delta Electronics Thai	4,234,000	2,177,663
Italian-Thai Development	6,370,000	954,798
Kasikornbank	4,663,400	9,045,831
Krung Thai Bank	18,844,000	6,424,406
PTT	1,056,100	6,456,100
Siam Commercial Bank	4,341,800	8,422,007
Siam Makro	1,422,000	3,447,906
Thai Airways International	2,012,400	2,498,866
Thai Union Frozen Products	578,800	391,253
		53,417,357
Turkey--1.9%
KOC Holding	418,980 a	1,823,586
Petrol Ofisi	1,358,370	5,623,825
Turkcell Iletisim Hizmetleri	1,444,240	7,308,079
Turkiye Is Bankasi, Cl. C	2,382,920	11,299,054
		26,054,544
United Kingdom--.1%
JKX Oil & Gas	358,570	2,036,782
United States--.2%
Taro Pharmaceutical Industries	230,800 a	2,102,588
Total Common Stocks
(cost $1,029,612,554)		1,318,664,573

Preferred Stocks--3.4%

Brazil
Braskem, Cl. A	827,500	5,374,947
Centrais Eletricas Brasileiras, Cl. B	301,866	6,346,083
Cia de Tecidos do Norte de Minas - Coteminas	80,679	10,248,153
Cia Energetica de Minas Gerais	153,146	7,290,206
Cia Paranaense de Energia, Cl. B	398,889	4,625,350
Klabin	1,221,100	2,952,742
Telecomunicacoes de Sao Paulo	157,123	3,837,904
Telemig Celular Participacoes	3,390,680	6,169,232
Total Preferred Stocks
(cost $28,613,000)		46,844,617

Other Investment--1.8%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $25,300,000)	25,300,000 [d]	25,300,000

Total Investments (cost $1,083,525,554)	99.5%	1,390,809,190
Cash and Receivables (Net)	.5%	7,199,439
Net Assets	100.0%	1,398,008,629

ADR - American Depository Receipts
GDR - Global Depository Receipts

a	Non-income producing security.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, these securities amounted to $32,700,715 or 2.3% of net assets.
c	The value of this security has been determined in good faith under the direction of the Board of Directors.
d	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 25, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 25, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)